ENVIRONMENTAL (Details 2) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Environmental Remediation Obligations [Abstract]
Accrual for Environmental Loss Contingencies	$ 139.2	$ 136.0	$ 138.1	$ 138.3	$ 144.6
Accrued Environmental Loss Contingencies, Noncurrent	120.2	117.0	119.1	119.3
Charges to income	$ 2.7	$ 0.7	15.7	9.6	11.5
Recoveries from third parties of costs incurred and expensed in prior periods			0.0	(1.4)	(1.3)
Total environmental expense (income)			$ 15.7	$ 8.2	$ 10.2